Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Amount due from a related party

	As of December 31,
	2023	2024
	RMB	RMB

Hunan Qindao Network Media Technology Co., Ltd. (ii)	27,258	—

Total	27,258	—

(ii)
The amount of RMB27,258
as of December 31, 2023 represented the advance Revenue Sharing for live video services to Hunan Qindao Network Media Technology Co., Ltd., which will be deducted from the Revenue Sharing that the company is entitled to in following years
.

(2)	Amount due to a related party – current

	As of December 31,
	2023	2024
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	4,314	—

Total	4,314	—

(iii)	The amount of RMB4,314 as of December 31, 2023 represented the unpaid Revenue Sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.

(3)	Purchases from related parties

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Hunan Qindao Network Media Technology Co., Ltd. (iv)	176,674	179,000	2,910
Others	—	55	—

Total	176,674	179,055	2,910

(iv)
The purchases from Hunan Qindao Network Media Technology Co., Ltd. represented the Revenue Sharing for live-video services. The amount of
 RMB2,910
for the year ended December 31, 2024 represented the Revenue Sharing incurred from January 1, 2024 to January 15, 2024, the date that the company was disposed.